Production, Operating and Transportation and Selling, General, and Administrative Expenses	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Production, Operating and Transportation and Selling, General and Administrative Expenses
Production, Operating and Transportation and Selling, General and Administrative Expenses
The following table summarizes production, operating and transportation expenses in the consolidated statements of income (loss) for the years ended December 31, 2019 and 2018:

Production, Operating and Transportation Expenses
($ millions)	2019	2018
Services and support costs	1,255	1,039
Salaries and benefits	773	762
Materials, equipment rentals and leases	250	243
Energy and utility	482	405
Licensing fees	204	191
Transportation	17	24
Other	36	139
Total production, operating and transportation expenses	3,017	2,803

The following table summarizes selling, general and administrative expenses in the consolidated statements of income (loss) for the years ended December 31, 2019 and 2018:

Selling, General and Administrative Expenses
($ millions)	2019	2018
Employee costs(1)	450	332
Stock-based compensation expense (recovery)(2)	(2)	44
Contract services	133	104
Equipment rentals and leases	11	39
Maintenance and other	101	135
Total selling, general and administrative expenses	693	654

(1)
Employee costs are comprised of salary and benefits earned during the year, plus cash bonuses awarded during the year. Annual bonus awards settled in shares are included in stock-based compensation expense.

(2)	Stock-based compensation expense represents the cost to the Company for participation in share-based payment plans.